Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 16 – Related Party Transactions

Contract & Research Revenue – Related Party

During the years ended December 31, 2018 and 2017, the Company recognized $70,400 and $99,600, respectively of revenue for contract research services provided pursuant to a Development and Manufacturing Agreement with HJLA dated April 1, 2016.

Advances to Related Party

During the year ended December 31, 2017, the Company paid $206,000 as short-term advances to HJLA, and received repayments from HJLA of $216,000. The balance of advances outstanding as of December 31, 2017 was $0.

Loan Receivable - Related Party

On June 15, 2017, the Company entered into a promissory note agreement (the “Note Receivable”) with HJLA, pursuant to which the Company loaned $160,000 to HJLA. The Note Receivable bears interest at 15% per annum, and all unpaid principal and interest was due on September 15, 2017. During the year ended December 31, 2017, the note principal, along with $6,685 of accrued interest was repaid in full.